FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

34. FINANCIAL INSTRUMENTS

a.   Financial assets and financial liabilities

i.    Classification

(a)    Financial assets

	2022	2023
Amortized cost
Cash and cash equivalents	31,947	29,007
Other current financial assets	1,268	1,359
Trade and other receivables	8,895	10,948
Other non-current assets	186	155
FVTPL
Long-term investment in financial instruments	8,508	8,028
Other current financial assets	81	302
FVTOCI
Long-term investment in financial instruments	22	25
Total financial assets	50,907	49,824

(b)  Financial liabilities

	2022	2023
Financial liabilities measured at amortized cost
Trade and other payables	18,920	19,049
Accrued expenses	15,445	13,079
Customers deposits	44	42
Short-term bank loans	8,191	9,650
Two-step loans	209	84
Bonds and MTN	4,793	5,343
Long-term bank loans	29,873	32,260
Other borrowings	1,314	362
Lease liabilities	18,473	20,302
Other liabilities	170	141
Total financial liabilities	97,432	100,312

ii.    Fair values

The following table presents comparison of the carrying amounts and fair values of the Company's financial instruments, other than those the fair values are considered to approximate their carrying amounts as the impact of discounting is not significant:

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2022	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
FVTPL
Other current financial assets	81	81	81	—	—
Long-term investment in financial instruments	8,508	8,508	2,172	—	6,336
FVTOCI
Long-term investment in financial instruments	22	22	—	—	22
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	209	207	—	—	207
Bonds and MTN	4,793	5,614	5,614	—	—
Long-term bank loans	29,873	29,860	—	—	29,860
Other borrowings	1,314	1,311	—	—	1,311
Lease liabilities	18,473	18,473	—	—	18,473
Other liabilities	170	170	—	—	170
Total	63,443	64,246	7,867	—	56,379

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2023	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
FVTPL
Other current financial assets	302	302	302	—	—
Long-term investment in financial instruments	8,028	8,028	2,056	—	5,972
FVTOCI
Long-term investment in financial instruments	25	25	—	—	25
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	84	83	—	—	83
Bonds and MTN	5,343	6,120	5,586	—	534
Long-term bank loans	32,260	31,473	—	—	31,473
Other borrowings	362	362	—	—	362
Lease liabilities	20,302	20,302	—	—	20,302
Other liabilities	141	141	—	—	141
Total	66,847	66,836	7,944	—	58,892

As of December 31, 2022, there was a transfer of the fair value hierarchy of financial assets from level 2 and level 3 to level 1 with the consideration that there was a quoted price in an active market condition for identical assets that could be accessed on the measurement date. Therefore, these financial assets can be categorized as level 1. These financial assets are long-term investments in shares in GOTO of Rp2,159 billion and in PT Global Sukses Solusi of Rp13 billion.

Loss on fair value recognized in consolidated statements of profit or loss for 2023 amounting to Rp687 billion.

Reconciliations of the beginning and ending balances for items measured at fair value using significant unobservable inputs (level 3) as of December 31, 2022 and 2023 are as follows:

	2022	2023
Beginning balance	4,762	6,358
Gain (loss) recognized in consolidated statement of:
Profit or loss	313	(617)
Other comprehensive income	(31)	(70)
Purchase/addition	1,338	330
Settlement/deduction	(24)	(4)
Ending balance	6,358	5,997

Sensitivity Analysis

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

		Significant	Range	Sensitivity
	Valuation	unobservable	(weighted	of the input of
Industry	technique	input	average)	fair value
Investment in equity
Non-listed equity investment - technology	OPM Backsolve method	Volatility	40% - 70%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp36 billion of the Investment value
		Exit timing	1 - 4 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp54 billion of the Investment value
		Probability of IPO	50%	50% increase (decrease) in IPO probability would result in an increase (decrease) Rp0 billion of the Investment value
	CoCos Equity	Volatility	20% - 100%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp36 billion of the Investment value
		Exit timing	1 - 6 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp61 billion of the Investment value
	Probability-weighted Method	Volatility	60% - 80%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp15 billion of the Investment value
		Exit timing	1.25 - 3.25 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp34 billion of the Investment value
	Recent Transaction	Volatility	53.66% - 73.66%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp1 billion of the Investment value
		Exit timing	2 - 4 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp0 billion of the Investment value
	Market movement	Volatility	45% - 68%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp1 billion of the Investment value
		Time to liquidity	2.3 - 3.3 Years	Increase (decrease) in 1 year time to liquidity would result in an increase (decrease) Rp2 billion of the Investment value
Non-listed equity investment - credit rating agency	Discounted cash flow	Weighted Average Cost of Capital ("WACC")	11% - 22%	1% increase (decrease) in the percentage of WACC would result in an (decrease) increase Rp10 billion of the Investment value
		Terminal growth rate	1% - 5%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp7 billion of the Investment value
Non-listed equity investment - telecommunication	Discounted cash flow	WACC	3.85% - 16.5%	0.5% increase (decrease) in WACC would result in an (decrease) increase Rp0 billion of the Investment value
		Terminal growth rate	2% - 3.2%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp0 billion of the Investment value
Convertible bonds
Non-listed equity investment - technology	OPM Backsolve method	Volatility	10%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp0 billion of the Investment value
		Exit timing	1 Year	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp0 billion of the Investment value
	Market movement	Volatility	50.80%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp0 billion of the Investment value
		Time to liquidity	3.3 Years	Increase (decrease) in 1 year time to liquidity would result in an increase (decrease) Rp0 billion of the Investment value
	Conversion discount	Probability of qualified financing	50%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp1 billion of the Investment value

iii.   Fair value measurement

Fair value is the amount for which an asset could be exchanged, or a liability settled, between parties in an arm's length transaction.

The fair values of short-term financial assets and financial liabilities with maturities of one year or less (cash and cash equivalents, trade and other receivables, other current financial assets, trade and other payables, accrued expenses, and short-term bank loans) and other non-current assets are considered to approximate their carrying amounts as the impact of discounting is not significant.

The fair values of long-term financial assets (other non-current assets (long-term trade receivables and restricted cash)) approximate their carrying amounts as the impact of discounting is not significant.

The Group determined the fair value measurement for disclosure purposes of each class of financial assets and financial liabilities based on the following methods and assumptions:

(a)

Fair value through profit or loss, primarily consists of stocks, mutual funds, corporate and government bonds, and convertible bonds. Stocks and mutual funds actively traded in an established market are stated at fair value using quoted market price or, if unquoted, determined using a valuation technique. The fair value of convertible bonds and subsidiaries investments (non-listed equity investments) are determined using valuation technique. Corporate and government bonds are stated at fair value by reference to prices of similar securities at the reporting date.

(b)

The fair values of long-term financial liabilities are estimated by discounting the future contractual cash flows of each liability at rates offered to the Group for similar liabilities of comparable maturities by the bankers of the Group, except for bonds which are based on market price.

The fair value estimates are inherently judgmental and involve various limitations, including:

(a)	Fair values presented do not take into consideration the effect of future currency fluctuations.
(b)	Estimated fair values are not necessarily indicative of the amounts that the Group would record upon disposal/termination of the financial assets and liabilities.

b.   Financial risk management objectives and policies

The Group’s activities expose it to a variety of financial risks such as market risks (including foreign exchange risk, market price risk, and interest rate risk), credit risk, and liquidity risk. Overall, the Group’s financial risk management program is intended to minimize losses on the financial assets and financial liabilities arising from fluctuation of foreign currency exchange rates and the fluctuation of interest rates. Management has a written policy on foreign currency risk management mainly on time deposit placements and hedging to cover foreign currency risk exposures for periods ranging from 3 up to 12 months.

Financial risk management is carried out by the Corporate Finance unit under policies approved by the Board of Directors. The Corporate Finance unit identifies, evaluates, and hedges financial risks.

i.     Foreign exchange risk

The Group is exposed to foreign exchange risk on sales, purchases, and borrowings that are denominated in foreign currencies. The foreign currency denominated transactions are primarily in U.S. Dollar and Japanese Yen. The Group’s exposures to other foreign exchange rates are not material.

Increasing risks of foreign currency exchange rates on the obligations of the Group are expected to be partly offset by the effects of the exchange rates on time deposits and receivables in foreign currencies that are equal to at least 25% of the outstanding current foreign currency liabilities.

The following table present the Group's financial assets and financial liabilities exposure to foreign currency risk:

	2022		2023
	US Dollar	Japanese Yen	US Dollar	Japanese Yen
	(in billions)	(in billions)	(in billions)	(in billions)
Financial assets	0.78	0.01	0.83	0.01
Financial liabilities	(0.19)	(1.57)	(0.24)	(0.80)
Net exposure	0.59	(1.56)	0.59	(0.79)

Sensitivity analysis

A strengthening of the U.S. Dollar and Japanese Yen, as indicated below, against the Rupiah at December 31, 2023 would have decreased equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the reporting date. The analysis assumes that all other variables, in particular interest rates, remain constant.

Equity/profit (loss)
December 31, 2023
U.S. Dollar (1% strengthening)	91
Japanese Yen (5% strengthening)	(4)

A weakening of the U.S. Dollar and Japanese Yen against the Rupiah at December 31, 2023 would have had an equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

ii.    Market price risk

The Group is exposed to changes in debt and equity market prices related to financial assets measured at FVTPL carried at fair value. Gains arising from changes in the fair value of financial assets measured at FVTPL are recognized in the consolidated statements of profit or loss and other comprehensive income.

The performance of the Group’s financial assets measured at FVTPL is monitored periodically, together with a regular assessment of their relevance to the Group’s long-term strategic plans.

As of December 31, 2023, management considered the price risk for the Group’s financial assets measured at FVTPL to be immaterial in terms of the possible impact on profit or loss and total equity from a reasonably possible change in fair value.

iii.   Interest rate risk

Interest rate fluctuation is monitored to minimize any negative impact to financial performance. Borrowings at variable interest rates expose the Group to interest rate risk (Notes 19 and 20). To measure market risk pertaining to fluctuations in interest rates, the Group primarily uses interest margin and maturity profile of the financial assets and liabilities based on changing schedule of the interest rate.

At reporting date, the interest rate profile of the Group’s interest-bearing borrowings was as follows:

	2022	2023
Fixed rate borrowings	27,579	38,263
Variable rate borrowings	35,274	29,738

Sensitivity analysis for variable rate borrowings

As of December 31, 2023, a decrease (increase) by 25 basis points in interest rates of variable rate borrowings would have increased (decreased) equity and profit or loss by Rp74 billion, respectively. The analysis assumes that all other variables, in particular foreign currency rates, remain constant.

iv.   Credit risk

The following table presents the maximum exposure to credit risk of the Group’s financial assets:

	2022	2023
Cash and cash equivalents	31,947	29,007
Other current financial assets	1,349	1,661
Trade and other receivable, net	8,895	10,948
Other non-current assets	186	155
Total	42,377	41,771

The Group is exposed to credit risk primarily from cash and cash equivalents and trade and other receivables. The credit risk is controlled by continuous monitoring of outstanding balance and collection. Credit risk from balances with banks and financial institutions is managed by the Group's Corporate Finance Unit in accordance with the Group's written policy.

The Group placed the majority of its cash and cash equivalents in state-owned banks because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks, as they are owned by the State. Therefore, it is intended to minimize financial loss through banks and financial institutions’ potential failure to make payments.

The customer credit risk is managed by continuous monitoring of outstanding balances and collection. Trade and other receivables do not have any major concentration of risk whereas no customer receivable balance exceeds 3.53% of trade receivables as of December 31, 2023 (2022: 4.32%).

Management is confident in its ability to continue to control and sustain minimal exposure to the customer credit risk given that the Group has recognized sufficient provision for impairment of receivables to cover incurred loss arising from uncollectible receivables based on existing historical data on credit losses.

v.    Liquidity risk

Liquidity risk arises in situations where the Group has difficulties in fulfilling financial liabilities when they become due.

Prudent liquidity risk management implies maintaining sufficient cash in order to meet the Group’s financial obligations. The Group continuously performs an analysis to monitor financial position ratios, such as liquidity ratios and debt-to-equity ratios, against debt covenant requirements. The Group has a net current liabilities position as of December 31, 2023, and is expected to meet its current obligations by having access to sufficient undrawn bank facilities amounted to Rp28,995 billion and USD96 (Note 20c).

The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	Carrying	Contractual					2027 and
	amount	cash flows	2023	2024	2025	2026	thereafter
2022
Trade and other payables	18,920	(18,920)	(18,920)	—	—	—	—
Accrued expenses	15,445	(15,445)	(15,445)	—	—	—	—
Customer deposits	44	(44)	(44)	—	—	—	—
Short-term bank loans	8,191	(8,191)	(8,191)	—	—	—	—
Interest bearing loans:
Two-step loans	209	(216)	(123)	(93)	—	—	—
Bonds and MTN	4,793	(10,096)	(509)	(510)	(2,574)	(293)	(6,210)
Long-term bank loans	29,873	(36,301)	(10,020)	(8,346)	(6,871)	(4,874)	(6,190)
Other borrowings	1,314	(1,394)	(1,027)	(367)	—	—	—
Lease liabilities	18,473	(21,908)	(5,741)	(4,551)	(2,766)	(2,258)	(6,592)
Other liabilities	170	(196)	(20)	(44)	(44)	(44)	(44)
Total	97,432	(112,711)	(60,040)	(13,911)	(12,255)	(7,469)	(19,036)

	Carrying	Contractual					2028 and
	amount	cash flows	2024	2025	2026	2027	thereafter
2023
Trade and other payables	19,049	(19,049)	(19,049)	—	—	—	—
Accrued expenses	13,079	(13,079)	(13,079)	—	—	—	—
Customer deposits	42	(42)	(42)	—	—	—	—
Short-term bank loans	9,650	(9,650)	(9,650)	—	—	—	—
Interest bearing loans:
Two-step loans	84	(85)	(85)	—	—	—	—
Bonds and MTN	5,343	(10,163)	(1,086)	(2,574)	(293)	(293)	(5,917)
Long-term bank loans	32,260	(38,386)	(11,194)	(8,090)	(6,901)	(4,569)	(7,632)
Other borrowings	362	(370)	(370)	—	—	—	—
Lease liabilities	20,302	(24,402)	(6,513)	(3,566)	(3,074)	(2,574)	(8,675)
Other liabilities	141	(146)	(4)	(36)	(36)	(35)	(35)
Total	100,312	(115,372)	(61,072)	(14,266)	(10,304)	(7,471)	(22,259)

The difference between the carrying amount and the contractual cash flows is interest value. The interest values of variable-rate borrowings are determined based on the effective interest rates as of reporting dates.